Business And Credit Concentrations, Major Customers And Geographic Information	12 Months Ended
Oct. 31, 2011
Business And Credit Concentrations, Major Customers And Geographic Information [Abstract]
Business And Credit Concentrations, Major Customers And Geographic Information

(12) Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not-for-profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company's large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of October 31, 2011 and 2010 have been adequately provided for in the consolidated financial statements.

For the years ended October 31, 2011 and 2010, no single customer or distributor accounted for more than 10% of consolidated net sales. As of October 31, 2011and 2010, no single customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders' equity.

For the year ended October 31, 2009, 11.7%, or approximately $6,830,000 of consolidated net sales were attributable to one major domestic distributor. No other single customer or distributor accounted for more than 10% of consolidated net sales for the year ended October 31, 2009.

For the years ended October 31, 2011, 2010 and 2009, approximately 76%, 73% and 73%, respectively, of net sales were from customers located in the United States, while approximately 24%, 27%, and 27%, respectively, were from customers located outside of the United States.

Net sales attributable to the United States and all other countries in total for the years ended October 31, 2011, 2010 and 2009 were as follows:

		Years ended October 31,
	2011	2010	2009

United States	$55,575,212	$49,533,950	$42,866,013
Outside the United States	17,764,379	17,972,224	15,722,547

Total net sales	$73,339,591	$67,506,174	$58,588,560

No individual country outside the United States accounted for more than 10% of total net sales in fiscal years 2011, 2010 or 2009.

The Company has a single reportable segment for purposes of segment reporting, exclusive of Centric Solutions. For the years ended October 31, 2011, 2010 and 2009, Centric Solutions generated revenues, net of intercompany sales, totaling $839,412, $508,624 and $74,744, respectively. For the years ended October 31, 2011, 2010 and 2009, Centric Solutions incurred operating losses of approximately $873,000, $1.2 million and $1.6 million, respectively. Total assets of Centric Solutions of approximately $364,000 and $419,000 (net of intercompany amounts) are included in the total consolidated assets of the Company as of October 31, 2011 and 2010, respectively.